Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Other Income and Expenses, Net

Other income and expenses, net consisted of the following:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Research and development funding	52	65	94
Phase-out and start-up costs	(1)	(8)	(2)
Exchange gain, net	4	4	5
Patent costs	(8)	(9)	(5)
Gain on sale of businesses and non-current assets	8	4	2
Other, net	(2)	(1)	5

Total	53	55	99